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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file         811-07701
number
-----------------------------------------------------------------

                       GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT,06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 03/31/05
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.



GE LifeStyle Funds


GE STRATEGY FUNDS
--------------------------------------------------------------------------------
GE CONSERVATIVE STRATEGY FUND
GE MODERATE STRATEGY FUND
GE AGGRESSIVE STRATEGY FUND


Semi-Annual Report

MARCH 31, 2005


[GE logo omitted]

GE LifeStyle Funds
--------------------------------------------------------------------------------


Table of Contents

PERFORMANCE SUMMARY

     GE Conservative Strategy Fund .........................................  1

     GE Moderate Strategy Fund .............................................  3

     GE Aggressive Strategy Fund ...........................................  5

     Portfolio Manager's Biography .........................................  7

NOTES TO PERFORMANCE .......................................................  8

FINANCIAL STATEMENTS

     Financial Highlights .................................................. 10

     Statements of Net Assets .............................................. 12

     Statements of Operations .............................................. 15

     Statements of Changes in Net Assets ................................... 16

     Notes to Financial Statements ......................................... 17

ADDITIONAL INFORMATION ..................................................... 26

INVESTMENT TEAM ............................................................ 29


This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied with or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

GE Conservative Strategy Fund                    Performance Summary (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

       GE Conservative                                         LB Aggregate                         Russell
        Strategy Fund     MSCI EAFE Index       S&P 500 Index     Bond Index     90 Day T-Bill     2000 Index      Composite Index**
------------------------------------------------------------------------------------------------------------------------------------
1/5/98     10,000.00          10,000.00           10,000.00     10,000.00       10,000.00           10,000.00           10,000.00
3/98       10,630.00          11,470.99           11,396.13     10,155.56       10,127.30           11,010.58           10,694.99
9/98       10,320.00           9,944.75           10,609.12     10,832.19       10,379.12            8,380.56           10,572.47
3/99       11,312.47          12,166.36           13,508.76     10,814.84       10,607.36            9,214.12           11,662.62
9/99       11,396.97          13,023.05           13,559.15     10,792.55       10,853.25            9,971.26           11,822.26
3/00       12,541.02          15,218.90           15,963.22     11,017.20       11,145.06           12,647.07           12,946.90
9/00       12,563.31          13,437.18           15,354.87     11,547.00       11,476.97           12,318.86           12,942.22
3/01       12,448.97          11,280.88           12,474.86     12,397.75       11,792.24           10,724.63           12,376.92
9/01       12,176.79           9,582.02           11,261.50     13,042.68       11,994.73            9,713.94           12,099.91
3/02       12,771.43          10,302.36           12,500.50     13,060.78       12,105.50           12,238.75           12,747.94
9/02       11,736.91           8,094.04            8,954.02     14,163.88       12,207.54            8,820.15           11,643.20
3/03       11,889.41           7,909.83            9,405.63     14,587.05       12,283.42            8,944.77           11,993.39
9/03       12,939.66          10,200.69           11,142.38     14,930.11       12,343.74           12,044.49           13,347.63
3/04       13,964.67          12,461.01           12,711.07     15,375.48       12,403.10           14,654.28           14,566.81
9/04       13,909.64          12,453.09           12,688.28     15,479.25       12,483.13           14,305.25           14,602.13
3/05       14,454.81          14,337.10           13,561.66     15,551.98       12,632.42           15,447.55           15,244.41


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/05*
--------------------------------------------------------------------------------
                                        TARGET                    ACTUAL
GE Fixed Income Fund                     53.0%                     52.9%
GE U.S. Equity Fund                      28.0%                     28.0%
GE International Equity Fund             12.0%                     11.8%
GE Small-Cap Value Equity Fund            5.0%                      5.0%
Other                                     2.0%                      2.3%
--------------------------------------------------------------------------------
Total                                    100.0%                    100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

                                        SIX               ONE                 FIVE                    SINCE
                                       MONTHS             YEAR                YEAR                  INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
GE CONSERVATIVE
   STRATEGY FUND                        3.92%             3.51%               2.88%                   5.22%
MSCI EAFE Index                        15.13%            15.06%              -1.19%                   5.09%
S&P 500 Index                           6.88%             6.69%              -3.21%                   4.29%
LB Aggregate Bond Index                 0.47%             1.15%               7.14%                   6.28%
90 Day T-Bill                           1.20%             1.85%               2.54%                   3.28%
Russell 2000 Index                      7.99%             5.41%               4.08%                   6.18%
Composite Index (C)**                   4.40%             4.65%               3.32%                   5.99%
------------------------------------------------------------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

**THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


The GE Conservative Strategy Fund returned 3.92% for the six-month period ended March 31, 2005. The Fund's Composite Index returned 4.40% for the same period. Please see adjacent charts for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 45% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to core equity and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 53% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. The Fund's allocation is heavily weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. Although MBS performance lagged in December, it rebounded over the last three months. Investment grade corporate security holdings also performed well despite the emphasis in lower quality. The Fund's exposure in Treasury inflation-indexed securities and yield curve positioning added relative return as well. The Fund's exposure to high yield and emerging markets caused a drag on performance in March, due to spread widening in those two sectors. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 Index benchmark primarily due to investments in the Information Technology, Financials, and Consumer Staples sectors. In particular, the IT services, Insurance, and Tobacco industries within these sectors impacted the Fund's performance. Though underperforming its benchmark, the GE International Equity Fund reflected market's strong double-digit returns supported by a weak US Dollar. Moreover, solid if unspectacular economic growth benefiting from substantial liquidity and low rates but somewhat offset by higher oil and other commodity prices, higher bond yields, and widening corporate spreads impacted the Fund's performance. Consumer staples led all sectors as food producers rallied while materials and industrials gained on the back of continued global, especially Asian, growth. Healthcare and IT stocks lagged severely, hit by pipeline concerns and pricing pressures respectively. The GE Small-Cap Value Equity Fund outperformed its benchmark primarily due to strong stock selection. For the six-month period ended March 31, 2005, holdings in the Information Technology, Healthcare, and Industrials sectors provided strong results and were the primary contributors to higher return. We are reassured that the market has again rewarded companies with strong financial standing and attractive risk-reward profiles.

GE Conservative Strategy Fund                 Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2005.

ACTUAL EXPENSES
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2004 - MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,039.11                        1.03
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.65                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 1, 2005 - MARCH 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2005 WAS 3.92%

GE Moderate Strategy Fund                        Performance Summary (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

            GE Moderate                                          LB Aggregate                       Russell      Composite
           Strategy Fund     MSCI EAFE Index     S&P 500 Index   Bond Index      90 Day T-Bill     2000 Index     Index**
-------------------------------------------------------------------------------------------------------------------------------
1/5/98        10,000.00          10,000.00         10,000.00       10,000.00        10,000.00       10,000.00   10,000.00
3/98          10,880.00          11,470.99         11,396.13       10,155.56        10,127.30       11,010.58   10,906.95
9/98          10,220.00           9,944.75         10,609.12       10,832.19        10,379.12        8,380.56   10,136.00
3/99          11,717.36          12,166.36         13,508.76       10,814.84        10,607.36        9,214.12   11,643.63
9/99          11,857.11          13,023.05         13,559.15       10,792.55        10,853.25        9,971.26   11,970.54
3/00          13,428.16          15,218.90         15,963.22       11,017.20        11,145.06       12,647.07   13,600.96
9/00          13,077.76          13,437.18         15,354.87       11,547.00        11,476.97       12,318.86   13,228.80
3/01          12,462.44          11,280.88         12,474.86       12,397.75        11,792.24       10,724.63   12,000.24
9/01          11,766.50           9,582.02         11,261.50       13,042.68        11,994.73        9,713.94   11,265.44
3/02          12,747.01          10,302.36         12,500.50       13,060.78        12,105.50       12,238.75   12,346.84
9/02          10,799.94           8,094.04          8,954.02       14,163.88        12,207.54        8,820.15   10,370.74
3/03          10,845.11           7,909.83          9,405.63       14,587.05        12,283.42        8,944.77   10,694.29
9/03          12,171.59          10,200.69         11,142.38       14,930.11        12,343.74       12,044.49   12,501.98
3/04          13,502.49          12,461.01         12,711.07       15,375.48        12,403.10       14,654.28   14,101.64
9/04          13,413.75          12,453.09         12,688.28       15,479.25        12,483.13       14,305.25   14,092.63
3/05          14,207.16          14,337.10         13,561.66       15,551.98        12,632.42       15,447.55   14,985.30


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/05*
--------------------------------------------------------------------------------
                                          TARGET                    ACTUAL
GE U.S. Equity Fund                       34.0%                     34.0%
GE Fixed Income Fund                      33.0%                     33.0%
GE International Equity Fund              19.0%                     18.7%
GE Small-Cap Value Equity Fund            12.0%                     12.0%
Other                                      2.0%                      2.3%
--------------------------------------------------------------------------------
Total                                    100.0%                     100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
                                         SIX                  ONE                 FIVE                SINCE
                                       MONTHS                YEAR                 YEAR              INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
GE MODERATE
   STRATEGY FUND                        5.91%                5.22%               1.13%                4.97%
MSCI EAFE Index                        15.13%               15.06%              -1.19%                5.09%
S&P 500 Index                           6.88%                6.69%              -3.21%                4.29%
LB Aggregate Bond Index                 0.47%                1.15%               7.14%                6.28%
90 Day T-Bill                           1.20%                1.85%               2.54%                3.28%
Russell 2000 Index                      7.99%                5.41%               4.08%                6.18%
Composite Index (M)**                   6.33%                6.27%               1.96%                5.75%
---------------------------------------------------------------------------------------------------------------------------------


*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE Moderate Strategy Fund returned 5.91% for the six-month period ended March 31, 2005. The Fund's Composite Index returned 6.33% for the same period. Please see adjacent charts for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 65% of the Fund is allocated to equities. U.S. Equities account for 46% of the Fund, with 34% allocated to core equity and 12% to small-cap equities. Core international equities comprise 19% of the Fund. Approximately 33% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 Index benchmark primarily due to investments in the Information Technology, Financials, and Consumer Staples sectors. In particular, the IT services, Insurance, and Tobacco industries within these sectors impacted the Fund's performance. The Fund's allocation is moderately weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. Although MBS performance lagged in December, it rebounded over the last three months. Investment grade corporate security holdings also performed well despite the emphasis in lower quality. The Fund's exposure in Treasury inflation-indexed securities and yield curve positioning added relative return as well. The Fund's exposure to high yield and emerging markets caused a drag on performance in March, due to spread widening in those two sectors. Though underperforming its benchmark, the GE International Equity Fund reflected market's strong double-digit returns supported by a weak US Dollar. Moreover, solid if unspectacular economic growth benefiting from substantial liquidity and low rates but somewhat offset by higher oil and other commodity prices, higher bond yields, and widening corporate spreads impacted the Fund's performance. Consumer staples led all sectors as food producers rallied while materials and industrials gained on the back of continued global, especially Asian, growth. Healthcare and IT stocks lagged severely, hit by pipeline concerns and pricing pressures respectively. The GE Small-Cap Value Equity Fund outperformed its benchmark primarily due to strong stock selection. For the six-month period ended March 31, 2005, holdings in the Information Technology, Healthcare, and Industrials sectors provided strong results and were the primary contributors to higher return. We are reassured that the market has again rewarded companies with strong financial standing and attractive risk-reward profiles.

GE Moderate Strategy Fund                     Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2005.

ACTUAL EXPENSES
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2004 - MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,059.12                        1.04
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.66                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 1, 2004 - MARCH 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2005 WAS 5.91%

GE Aggressive Strategy Fund                      Performance Summary (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

             GE Aggressive                                        LB Aggregate      90 Day        Russell        Composite
             Strategy Fund    MSCI EAFE Index    S&P 500 Index    Bond Index        T-Bill       2000 Index        Index**
---------------------------------------------------------------------------------------------------------------------------------
1/05/98         10,000.00         10,000.00        10,000.00        10,000.00      10,000.00      10,000.00       10,000.00
3/98            11,110.00         11,470.99        11,396.13        10,155.56      10,127.30      11,010.58       11,080.35
9/98            10,150.00          9,944.75        10,609.12        10,832.19      10,379.12       8,380.56        9,764.43
3/99            12,056.03         12,166.36        13,508.76        10,814.84      10,607.36       9,214.12       11,557.61
9/99            12,267.54         13,023.05        13,559.15        10,792.55      10,853.25       9,971.26       12,027.46
3/00            14,359.59         15,218.90        15,963.22        11,017.20      11,145.06      12,647.07       14,115.60
9/00            13,690.94         13,437.18        15,354.87        11,547.00      11,476.97      12,318.86       13,443.10
3/01            12,675.00         11,280.88        12,474.86        12,397.75      11,792.24      10,724.63       11,682.75
9/01            11,731.25          9,582.02        11,261.50        13,042.68      11,994.73       9,713.94       10,618.21
3/02            13,055.25         10,302.36        12,500.50        13,060.78      12,105.50      12,238.75       12,024.24
9/02            10,397.30          8,094.04         8,954.02        14,163.88      12,207.54       8,820.15        9,417.38
3/03            10,299.55          7,909.83         9,405.63        14,587.05      12,283.42       8,944.77        9,694.27
9/03            11,867.74         10,200.69        11,142.38        14,930.11      12,343.74      12,044.49       11,806.32
3/04            13,484.00         12,461.01        12,711.07        15,375.48      12,403.10      14,654.28       13,681.77
9/04            13,363.49         12,453.09        12,688.28        15,479.25      12,483.13      14,305.25       13,629.47
3/05            14,386.72         14,337.10        13,561.66        15,551.98      12,632.42      15,447.55       14,709.76


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/05*
--------------------------------------------------------------------------------
                                           TARGET           ACTUAL
GE U.S. Equity Fund                         38.0%           38.2%
GE International Equity Fund                24.0%           23.7%
GE Small-Cap Value Equity Fund              20.0%           20.0%
GE Fixed Income Fund                        16.0%           16.1%
Other                                        2.0%            2.0%
--------------------------------------------------------------------------------
Total                                      100.0%          100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

                                            SIX                 ONE                 FIVE                 SINCE
                                           MONTHS               YEAR                YEAR               INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
GE AGGRESSIVE
   STRATEGY FUND                           7.66%                6.69%               0.04%                5.16%
MSCI EAFE Index                           15.13%               15.06%              -1.19%                5.09%
S&P 500 Index                              6.88%                6.69%              -3.21%                4.29%
LB Aggregate Bond Index                    0.47%                1.15%               7.14%                6.28%
90 Day T-Bill                              1.20%                1.85%               2.54%                3.28%
Russell 2000 Index                         7.99%                5.41%               4.08%                6.18%
Composite Index (A)**                      7.93%                7.51%               0.83%                5.47%
------------------------------------------------------------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE Aggressive Strategy Fund returned 7.66% for the six-month period ended March 31, 2005. The Fund's Composite Index returned 7.93% for the same period. Please see adjacent charts for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income. Approximately 82% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 38% allocated to core equity and 20% to small-cap equities. Core international equities comprise 24% of the Fund. Approximately 16% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index, which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 Index benchmark primarily due to investments in the Information Technology, Financials, and Consumer Staples sectors. In particular, the IT services, Insurance, and Tobacco industries within these sectors impacted the Fund's performance. Though underperforming its benchmark, the GE International Equity Fund reflected market's strong double-digit returns supported by a weak US Dollar. Moreover, solid if unspectacular economic growth benefiting from substantial liquidity and low rates but somewhat offset by higher oil and other commodity prices, higher bond yields, and widening corporate spreads impacted the Fund's performance. Consumer staples led all sectors as food producers rallied while materials and industrials gained on the back of continued global, especially Asian, growth. Healthcare and IT stocks lagged severely, hit by pipeline concerns and pricing pressures respectively. The GE Small-Cap Value Equity Fund outperformed its benchmark primarily due to strong stock selection. For the six-month period ended March 31, 2005, holdings in the Information Technology, Healthcare, and Industrials sectors provided strong results and were the primary contributors to higher return. We are reassured that the market has again rewarded companies with strong financial standing and attractive risk-reward profiles. The Fund's allocation is conservatively weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. Although MBS performance lagged in December, it rebounded over the last three months. Investment grade corporate security holdings also performed well despite the emphasis in lower quality. The Fund's exposure in Treasury inflation-indexed securities and yield curve positioning added relative return as well. The Fund's exposure to high yield and emerging markets caused a drag on performance in March, due to spread widening in those two sectors.

GE Aggressive Strategy Fund                   Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2005.

ACTUAL EXPENSES
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2004 - MARCH 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,076.54                        1.05
---------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.65                        1.01
---------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 1, 2004 - MARCH 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2005 WAS 7.66%

GE LifeStyle Funds                                 Portfolio Manager's Biography
--------------------------------------------------------------------------------


DAVID B. CARLSON IS THE PORTFOLIO MANAGER OF THE GE STRATEGY FUNDS AND IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. MR. CARLSON MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. CARLSON ALSO LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE GE U.S. EQUITY FUND, ONE OF THE UNDERLYING GE FUNDS, AND HAS SERVED IN THAT CAPACITY SINCE SEPTEMBER 2003. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987 AND A SENIOR VICE PRESIDENT IN 1989. DAVE IS A GRADUATE OF INDIANA UNIVERSITY WITH A BS IN FINANCE. HE IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS AND IS A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.


PICTURED TO THE RIGHT:
DAVID B. CARLSON

Notes to Performance                                  March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geassetmanagement.com for performance information as of the most recent month end.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis through January 29, 2006. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future.


           OTHER OPERATING EXPENSE LIMITS OF THE UNDERLYING GE FUNDS*
--------------------------------------------------------------------------------
           GE U.S. Equity Fund                            .30%
           GE Small-Cap Value Equity Fund                 .39%
           GE International Equity Fund                   .80%
           GE Fixed Income Fund                           .20%

*OTHER OPERATING EXPENSES, AFTER REIMBURSEMENT (IF ANY), WILL NOT EXCEED THE
 LIMITS SHOWN IN THE TABLE ABOVE FOR THE PERIOD ENDING MARCH 31, 2005. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.

Additional information about the expense limitations is contained in Footnote 3 to the Financial Statements.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government and their prices will fluctuate with market conditions.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

                     [This page intentionally left blank.]

Financial Highlights
Selected data based on a share outstanding throughout the period indicated
--------------------------------------------------------------------------------

                                                                                              GE CONSERVATIVE
                                                                                                     STRATEGY
                                                                                                         FUND
                                                                            3/31/05+                  9/30/04                9/30/03
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ........................................................        --                       --                     --

Net asset value, beginning of period ..................................      $10.11                  $  9.61                $  9.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ..............................................        0.20                     0.24                   0.15
   Net realized and unrealized gains (losses)
      on investments ..................................................        0.20                     0.47                   0.77
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .....................        0.40                     0.71                   0.92
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..............................................        0.31                     0.21                   0.84
   Net realized gains .................................................          --                       --                     --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................................................        0.31                     0.21                   0.84
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ........................................      $10.20                   $10.11                $  9.61
====================================================================================================================================
TOTAL RETURN(A) .......................................................        3.92%                    7.50%                 10.25%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ...........................      $3,002                   $2,521                 $2,625
   Ratios to average net assets:
      Net investment income* ..........................................        3.82%                    2.12%                  2.22%
      Net expenses* ...................................................        0.20%                    0.20%                  0.20%
      Gross expenses* .................................................        0.22%                    0.21%                  0.21%
   Portfolio turnover rate ............................................          10%                      44%                    30%
====================================================================================================================================

                                                                                           GE CONSERVATIVE
                                                                                                  STRATEGY
                                                                                                      FUND
                                                                            9/30/02(C)             9/30/01                9/30/00
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ........................................................         --                   --                   1/5/98

Net asset value, beginning of period ..................................    $  10.30               $  11.27                $10.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ..............................................        0.34                   0.26                  0.35
   Net realized and unrealized gains (losses)
      on investments ..................................................       (0.69)(b)              (0.56)                 0.72
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .....................       (0.35)                 (0.30)                 1.07
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..............................................        0.26                   0.36                  0.28
   Net realized gains .................................................        0.16                   0.31                  0.31
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................................................        0.42                   0.67                  0.59
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ........................................    $   9.53               $  10.30                $11.27
===================================================================================================================================
TOTAL RETURN(A) .......................................................       (3.61)%                (3.08)%               10.23%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ...........................     $ 1,659                $12,663                $4,102
   Ratios to average net assets:
      Net investment income* ..........................................        3.25%                  3.09%                 3.47%
      Net expenses* ...................................................        0.20%                  0.20%                 0.20%
      Gross expenses* .................................................        0.21%                  0.73%                 1.41%
   Portfolio turnover rate ............................................          33%                    63%                   55%
===================================================================================================================================


NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

(B) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(C) PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

+   UNAUDITED.


See Notes to Financial Statements.

                                                                                         GE MODERATE
                                                                                            STRATEGY
                                                                                               FUND
                                                                  3/31/05+                  9/30/04                 9/30/03
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ...............................................       --                       --                      --
Net asset value, beginning of period .........................      $  9.07                   $ 8.35                $  7.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .....................................         0.19                     0.13                   0.14
   Net realized and unrealized gains (losses)
      on investments .........................................         0.35                     0.72                   0.81
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ............         0.54                     0.85                   0.95
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .....................................         0.24                     0.13                   0.31
   Net realized gains ........................................           --                       --                     --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................................         0.24                     0.13                   0.31
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............................      $  9.37                   $ 9.07                 $ 8.35
====================================================================================================================================
TOTAL RETURN(A) ..............................................         5.91%                   10.21%                 12.70%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..................      $16,870                   $15,065                $13,962
   Ratios to average net assets:
      Net investment income* .................................         4.13%                    1.42%                  1.59%
      Net expenses* ..........................................         0.20%                    0.20%                  0.20%
      Gross expenses* ........................................         0.20%                    0.21%                  0.21%
   Portfolio turnover rate ...................................            6%                      16%                    22%
====================================================================================================================================

                                                                                          GE MODERATE
                                                                                             STRATEGY
                                                                                                 FUND
                                                                     9/30/02(C)             9/30/01                9/30/00
----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ...............................................           --                   --                   1/5/98
Net asset value, beginning of period .........................         $ 9.13                $ 11.57                $11.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .....................................           0.33                   0.29                  0.29
   Net realized and unrealized gains (losses)
      on investments .........................................          (0.97)(b)              (1.31)                 0.83
----------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ............          (0.64)                 (1.02)                 1.12
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .....................................           0.33                   0.32                  0.26
   Net realized gains ........................................           0.45                   1.10                  0.32
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................................           0.78                   1.42                  0.58
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............................         $ 7.71                $  9.13                $11.57
============================================================================================================================
TOTAL RETURN(A) ..............................................          (8.21)%               (10.03)%               10.29%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..................         $11,365                $35,442               $40,974
   Ratios to average net assets:
      Net investment income* .................................           3.60%                  2.70%                 2.50%
      Net expenses* ..........................................           0.20%                  0.20%                 0.20%
      Gross expenses* ........................................           0.21%                  0.31%                 0.32%
   Portfolio turnover rate ...................................             28%                    25%                   52%
============================================================================================================================

                                                                                           GE AGGRESSIVE
                                                                                                STRATEGY
                                                                                                    FUND
                                                                     3/31/05+                   9/30/04                9/30/03
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..................................................       --                        --                     --
Net asset value, beginning of period ............................     $  9.98                  $  8.93               $   7.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ........................................        0.25                     0.08                   0.09
   Net realized and unrealized gains (losses)
      on investments ............................................        0.52                     1.04                   1.02
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...............        0.77                     1.12                   1.11
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................................        0.27                     0.07                   0.16
   Net realized gains ...........................................          --                       --                     --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................................        0.27                     0.07                   0.16
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..................................      $10.48                  $  9.98               $   8.93
====================================================================================================================================
TOTAL RETURN(A) .................................................        7.66%                   12.60%                 14.14%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .....................      $6,766                   $6,200               $  5,439
   Ratios to average net assets:
      Net investment income* ....................................        4.70%                    0.78%                  0.95%
      Net expenses* .............................................        0.20%                    0.20%                  0.20%
      Gross expenses* ...........................................        0.21%                    0.21%                  0.21%
   Portfolio turnover rate ......................................           3%                      16%                    19%
====================================================================================================================================

                                                                                             GE AGGRESSIVE
                                                                                                  STRATEGY
                                                                                                      FUND
                                                                             9/30/02              9/30/01                9/30/00
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..................................................              --                   --                   1/5/98
Net asset value, beginning of period ............................         $   9.82               $  12.49              $  11.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ........................................             0.39                   0.24                  0.19
   Net realized and unrealized gains (losses)
      on investments ............................................            (1.35)(b)              (1.90)                 1.15
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...............            (0.96)                 (1.66)                 1.34
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................................             0.37                   0.24                  0.17
   Net realized gains ...........................................             0.51                   0.77                  0.28
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................................             0.88                   1.01                  0.45
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..................................        $    7.98              $    9.82              $  12.49
=================================================================================================================================
TOTAL RETURN(A) .................................................           (11.37)%               (14.31)%               11.60%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .....................          $ 4,086                $10,445               $10,724
   Ratios to average net assets:
      Net investment income* ....................................             3.95%                  2.06%                 1.51%
      Net expenses* .............................................             0.20%                  0.20%                 0.20%
      Gross expenses* ...........................................             0.21%                  0.56%                 0.65%
   Portfolio turnover rate ......................................               42%                    31%                   50%
=================================================================================================================================

Statement of Net Assets
--------------------------------------------------------------------------------

GE Conservative Strategy Fund
March 31, 2005 (unaudited)
-------------------------------------------------------------------------------

                                                                                 NUMBER
                                                                                OF SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.6%
------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) .............................................       30,200                     $  841,071
GE Fixed Income Fund (Class A) ............................................      131,015                      1,587,906
GE International Equity Fund (Class A) ....................................       24,600                        353,751
GE Small-Cap Value Equity Fund (Class A) ..................................       10,384                        149,630
GEI Short-Term Investment Fund ............................................       58,100                         58,099

TOTAL AFFILATED INVESTMENTS
   COST ($2,904,727) ......................................................                                  $2,990,457
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.4%
------------------------------------------------------------------------------------------------------------------------------
Other assets ..............................................................                                      17,475
Liabilities ...............................................................                                      (6,178)
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..............................................                                      11,297
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................................                                  $3,001,754
==============================================================================================================================

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------
Capital paid in ...........................................................                                   3,414,902
Undistributed net investment income .......................................                                      12,036
Accumulated net realized loss .............................................                                    (510,914)
Net unrealized appreciation on Investments ................................                                      85,730
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................................                                  $3,001,754
==============================================================================================================================

Shares outstanding (unlimited number of shares authorized) ................                                     294,234
Net asset value, offering and redemption price per share ..................                                      $10.20

See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Moderate Strategy Fund
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                                     NUMBER
                                                                                    OF SHARES                       VALUE
----------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.8%
----------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) .............................................          206,241                   $  5,743,819
GE Fixed Income Fund (Class A) ............................................          458,797                      5,560,617
GE International Equity Fund (Class A) ....................................          219,164                      3,151,575
GE Small-Cap Value Equity Fund (Class A) ..................................          140,217                      2,020,523
GEI Short-Term Investment Fund ............................................          359,640                        359,640

TOTAL AFFILIATED INVESTMENTS
   COST ($15,591,232) .....................................................                                      16,836,174
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
----------------------------------------------------------------------------------------------------------------------------
Other assets ..............................................................                                          57,977
Liabilities ...............................................................                                         (24,606)
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..............................................                                          33,371
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................................                                     $16,869,545
============================================================================================================================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------
Capital paid in ...........................................................                                      20,660,471
Undistributed net investment income .......................................                                          40,216
Accumulated net realized loss .............................................                                      (5,076,084)
Net unrealized appreciation on Investments ................................                                       1,244,942
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................................                                     $16,869,545
============================================================================================================================


Shares outstanding (unlimited number of shares authorized) ................                                       1,800,101
Net asset value, offering and redemption price per share ..................                                           $9.37

See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------


GE Aggressive Strategy Fund
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                                    NUMBER
                                                                                   OF SHARES                         VALUE
-----------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.5%
-----------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ............................................         93,026                        $2,590,766
GE Fixed Income Fund (Class A) ............................................         89,771                         1,088,024
GE International Equity Fund (Class A) ....................................        111,662                         1,605,705
GE Small-Cap Value Equity Fund (Class A) ..................................         94,271                         1,358,443
GEI Short-Term Investment Fund ............................................        163,412                           163,412

TOTAL AFFILIATED INVESTMENTS
   COST ($6,197,801) ......................................................                                       $6,806,350
-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.5)%
-----------------------------------------------------------------------------------------------------------------------------
Other assets ..............................................................                                           27,839
Liabilities ...............................................................                                          (58,686)
-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..............................................                                          (30,847)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................................                                       $6,775,503
=============================================================================================================================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Capital paid in ...........................................................                                        7,997,117
Undistributed net investment income .......................................                                            8,176
Accumulated net realized loss .............................................                                       (1,838,339)
Net unrealized appreciation on Investments ................................                                          608,549
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................................                                       $6,775,503
=============================================================================================================================

Shares outstanding (unlimited number of shares authorized) ................                                          646,366
Net asset value, offering and redemption price per share ..................                                           $10.48


See Notes to Financial Statements.

Statements of Operations
--------------------------------------------------------------------------------
For the period ended March 31, 2005 (unaudited)

                                                                           GE CONSERVATIVE       GE MODERATE       GE AGGRESSIVE
                                                                              STRATEGY            STRATEGY           STRATEGY
                                                                                FUND                FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends from affiliated investments ............................       $53,914            $342,150           $159,781
      Interest from affiliated investments .............................           695               3,428              1,686
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ........................................................        54,609             345,578            161,467
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees .................................         2,727              15,957              6,591
      Transfer agent fees ..............................................           149                 149                149
      Trustees fees ....................................................            42                 235                 86
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE REIMBURSEMENT ................................         2,918              16,341              6,826
------------------------------------------------------------------------------------------------------------------------------------
      Less: Fee reimbursed from
         transfer agent (See Note 2) ...................................           (12)                (12)               (12)
      Less: Expenses waived or borne
         by the adviser ................................................          (179)               (372)              (223)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses .....................................................         2,727              15,957              6,591
------------------------------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME ............................................        51,882             329,621            154,876
====================================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
       Realized gain on investments ....................................        56,154             249,599            102,654
       Change in unrealized appreciation/(depreciation)
         on investments ................................................       (11,623)            340,187            224,539
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments ................................................        44,531             589,786            327,193
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ..................................................       $96,413            $919,407           $482,069
====================================================================================================================================


See Notes to Financial Statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                               GE CONSERVATIVE                               GE MODERATE
                                                                   STRATEGY                                   STRATEGY
                                                                     FUND                                       FUND

                                                     PERIOD ENDED            YEAR                  PERIOD ENDED            YEAR
                                                       03/31/05             ENDED                    03/31/05             ENDED
                                                      (UNAUDITED)          9/30/04                  (UNAUDITED)          9/30/04
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ......................   $   51,882          $   63,916               $   329,621         $   216,984
      Net realized gain on investments ...........       56,154             133,613                   249,599              49,668
      Net increase (decrease) in unrealized
         appreciation / (depreciation)
         on investments ..........................      (11,623)             13,765                   340,187           1,173,371
------------------------------------------------------------------------------------------------------------------------------------
      Net increase from operations ...............       96,413             211,294                   919,407           1,440,023
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ......................      (77,982)            (60,500)                 (401,405)           (214,732)
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ..........................      (77,982)            (60,500)                 (401,405)           (214,732)
------------------------------------------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ............       18,431             150,794                   518,002           1,225,291
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ...............      875,607           1,618,070                 2,593,964           3,076,246
      Value of distributions reinvested ..........       77,981              60,499                   401,401             214,726
      Cost of shares redeemed ....................     (491,518)         (1,933,516)               (1,708,850)         (3,412,972)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions ......................      462,070            (254,947)                1,286,515            (122,000)
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE)
         IN NET ASSETS ...........................      480,501            (104,153)                1,804,517           1,103,291
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of year .............................    2,521,253           2,625,406                15,065,028          13,961,737
------------------------------------------------------------------------------------------------------------------------------------
   End of year ...................................   $3,001,754          $2,521,253               $16,869,545         $15,065,028
====================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR ...................................   $   12,036          $   38,136               $    40,216         $   112,000

CHANGES IN FUND SHARES

Shares sold by subscription ......................       85,012             162,439                   277,770             344,720
Shares issued for distributions
   reinvested ....................................        7,593               6,199                    42,476              24,625
Shares redeemed ..................................      (47,640)           (192,576)                 (181,490)           (380,086)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...........       44,965             (23,938)                  138,756             (10,741)
====================================================================================================================================


                                                                          GE AGGRESSIVE
                                                                            STRATEGY
                                                                              FUND

                                                         PERIOD ENDED                 YEAR
                                                           03/31/05                  ENDED
                                                          (UNAUDITED)               9/30/04
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ......................        $  154,876               $    50,337
      Net realized gain on investments ...........           102,654                    12,477
      Net increase (decrease) in unrealized
         appreciation / (depreciation)
         on investments ..........................           224,539                   633,094
------------------------------------------------------------------------------------------------
      Net increase from operations ...............           482,069                   695,908
------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ......................          (166,118)                  (45,254)
------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ..........................          (166,118)                  (45,254)
------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ............           315,951                   650,654
------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ...............           902,777                 1,902,509
      Value of distributions reinvested ..........           166,117                    45,254
      Cost of shares redeemed ....................          (809,530)               (1,837,472)
------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions ......................           259,364                   110,291
------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE)
         IN NET ASSETS ...........................           575,315                   760,945
------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of year .............................         6,200,188                 5,439,243
------------------------------------------------------------------------------------------------
   End of year ...................................        $6,775,503                $6,200,188
================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR ...................................        $    8,176                $   19,418

CHANGES IN FUND SHARES

Shares sold by subscription ......................            86,355                   193,563
Shares issued for distributions
   reinvested ....................................            15,701                     4,743
Shares redeemed ..................................           (77,249)                 (186,036)
------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...........            24,807                    12,270
================================================================================================


See Notes to Financial Statements.

Notes To Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE FUNDS
GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in income funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair value" These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occuring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a porfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the

Notes To Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.


At March 31, 2005, information on the tax cost of investments is as follows:

                                                                                                      NET TAX UNREALIZED
                                          COST OF                  GROSS TAX           GROSS TAX         APPRECIATION/
                                        INVESTMENTS               UNREALIZED          UNREALIZED       (DEPRECIATION) ON
                                     FOR TAX PURPOSES            APPRECIATION        DEPRECIATION         INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund          $ 2,935,890                $109,639            $ (55,072)           $ 54,567
GE Moderate Strategy Fund               16,528,775                 464,901             (157,502)            307,399
GE Aggressive Strategy Fund              6,505,778                 339,944              (39,372)            300,572


As of September 30, 2004, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2004, GE Conservative Strategy Fund utilized capital loss carryovers in the amount of $46,142.


FUND                                  AMOUNT         EXPIRES
----------------------------------------------------------------------
GE Conservative Strategy Fund      $  535,905        09/30/11
----------------------------------------------------------------------
GE Moderate Strategy Fund              64,217        09/30/10

                                    3,912,117        09/30/11

                                      411,800        09/30/12
----------------------------------------------------------------------
GE Aggressive Strategy Fund         1,486,471        09/30/11

                                      136,128        09/30/12

Notes To Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2003 as follows:

POST-OCTOBER LOSS                            CAPITAL        CURRENCY
--------------------------------------------------------------------------------
GE Conservative Strategy Fund            $       --        $   --

GE Moderate Strategy Fund                        --            --

GE Aggressive Strategy Fund                  10,417            --

The tax composition of distributions paid during the year ended September 30, 2004 and September 30, 2003 were as follows:

                                                               YEAR ENDED SEPTEMBER 30, 2004
                                                    ------------------------------------------------
                                                      ORDINARY                         LONG-TERM
                                                       INCOME                         CAPITAL GAINS
-----------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund                         $ 60,500                            $--

GE Moderate Strategy Fund                              214,732                             --

GE Aggressive Strategy Fund                             45,254                             --

                                                              YEAR ENDED SEPTEMBER 30, 2003
                                                    ------------------------------------------------
                                                      ORDINARY                         LONG-TERM
                                                       INCOME                         CAPITAL GAINS
-----------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund                         $ 156,991                            $--

GE Moderate Strategy Fund                               450,593                            --

GE Aggressive Strategy Fund                              81,281                            --

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Income and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

TRANSFER AGENT CONVERSION EXPENSES On September 18, 2004, the Funds changed its Transfer Agent from Boston Financial Data Services (BFDS) to PFPC Inc. (PFPC). PFPC has agreed to pay for certain conversion expenses incurred by GEAM for the entire GEAM Mutual Fund Complex. For the six-month period ended March 31, 2005, PFPC paid $36 of those conversion expenses related to the Funds.


3.   FEES AND COMPENSATION PAID
     TO AFFILIATES
ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.

ADVISORY AND ADMINISTRATION AGREEMENT RENEWAL
The Board of Trustees, including the independent trustees, of the GE LifeStyle Funds unanimously approved the continuance of the investment advisory agreement between each Fund and GE Asset Management Incorporated ("GEAM") at a meeting held on December 3, 2004.

In considering whether to approve the investment advisory agreements, the Board (including the independent trustees) considered and discussed a substantial amount of information and analysis prepared by GEAM at the Board's request. The Board also considered detailed information regarding performance and expenses of other investment companies with similar

Notes To Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. The Board reviewed the fees charged by GEAM for investment products other than mutual funds that employ the same investment strategies as the Funds. Before approving the advisory agreements, the independent trustees reviewed the proposed continuance of each agreement with management of GEAM and with experienced legal counsel who is independent of GEAM and the Funds. That legal counsel prepared a memorandum discussing the legal standards for the consideration of the proposed continuances. The independent trustees also discussed the proposed continuances in a private session with their independent legal counsel at which no representatives of GEAM were present. In reaching their determinations relating to continuance of the agreements with respect to each Fund, the trustees considered all factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED
The Board reviewed the services provided by GEAM, and the independent trustees concurred that GEAM provides high quality advisory and administrative services because of the level of asset allocation expertise and the resources, analysis and other services, such as performance, risk and style consistency monitoring, provided to the Funds. The independent trustees specifically noted that these services were in addition to the services provided by GEAM to the underlying funds in which the Funds invest. They also considered the favorable attributes of GEAM, including an investment philosophy oriented toward long-term performance, the process used for compliance activities, and the quality of the investment professionals employed by GEAM. The Board noted that the Funds represent only a small portion of the assets managed by GEAM, but the Funds benefit from a full array of services and resources provided by GEAM.

INVESTMENT PERFORMANCE
The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings. The Board also reviewed detailed comparisons of the performance of the Funds with relevant securities indexes and various peer groups of mutual funds prepared by Lipper with respect to various periods. GEAM discussed in detail its investment process, focusing on the relevant Fund's investment objective, the number and experience of portfolio management personnel, the investment style and approach employed, the likely market cycles for the investment style, and, in some instances, recent relative underperformance in light of GEAM's commitment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board and the independent trustees concluded that each Fund's performance was acceptable over the relevant periods, particularly from a longer-term perspective, which the Board believes is most relevant.

COSTS OF SERVICES PROVIDED AND PROFITABILITY
At the request of the independent trustees, GEAM provided information concerning the profitability of GEAM's investment advisory and investment company activities and its financial condition for various past periods. The trustees considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for each Fund. The trustees reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. GEAM stated its belief that the methods of allocation used were reasonable and consistent across its business. The trustees also noted the unitary fee structure and that various operating expenses paid by GEAM affect the profitability of these Funds to GEAM.

The trustees also examined the fee and expense ratios for the Funds and observed that GEAM's figures were mostly at or below the applicable peer group. The trustees noted the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM.

The trustees recognized that GEAM should be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review,

Notes To Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


concluded that they were satisfied that GEAM's level of profitability from its relationship with each Fund was not unreasonable or excessive.

ECONOMIES OF SCALE
The Board considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The independent trustees did not disagree with GEAM's assertion that the comparatively lower fees it has charged to the Funds since inception (and the expenses it absorbed or subsidized) means that GEAM is already sharing the low-fee benefits of larger asset sizes compared to having charged higher fees on lower asset levels for the Funds when newer. They also did not disagree with GEAM's assertion that, due to the unitary nature of GEAM's fee structure, which means that it includes many of the operating expenses of each Fund, GEAM is sharing benefits it derives from larger asset sizes, because it is not passing along these operating expenses that are typically borne by mutual funds. The Board recognized the benefits to the Funds of GEAM's past investment in the Funds' operations (through those lower fees and through subsidies of operating expenses) and that GEAM has not yet fully recouped that investment. The Board considered the potential institution of breakpoints but concluded, in light of these unrecouped investments, that GEAM had already appropriately shared the economies of scale.

FALL-OUT FINANCIAL BENEFITS
The Board and the independent trustees considered other actual and potential financial benefits to GEAM in concluding that the contractual advisory fees are reasonable for the Funds. The Board noted, however, that the Funds benefit from the vast array of resources available through GEAM and that the Funds represent only a small portion of the assets managed by GEAM.

CONCLUSION
The Board and the independent trustees separately concluded that the renewal of each advisory agreement was in the best interest of the shareholders of each affected Fund.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

OTHER For the period ended March 31, 2005, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.


4.   INVESTMENT TRANSACTIONS
PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended March 31, 2005, were as follows:

                                          PURCHASES            SALES
--------------------------------------------------------------------------------
GE Conservative Strategy Fund           $   681,299          $254,328
GE Moderate Strategy Fund                 2,098,714           884,700
GE Aggressive Strategy Fund                 524,485           213,617


5.   BENEFICIAL INTEREST
The schedule below shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders at March 31, 2005.

                                             5% OR GREATER SHAREHOLDERS
                                                                        % OF
                                         NUMBER                       FUND HELD
--------------------------------------------------------------------------------
GE Conservative Strategy Fund              3                              99%
GE Moderate Strategy Fund                  2                              97%
GE Aggressive Strategy Fund                3                             100%

Investment activities of these shareholders could have a material impact on these Funds.

Notes To Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


6. OTHER INFORMATION
Due to concentrated investments in the GE U.S. Equity Fund, GE Fixed Income Fund, GE International Equity Fund, and GE Small-Cap Value Equity Fund, the following financial highlights disclosure will provide additional information relevant to the investments.

                                                                    GE U.S. EQUITY FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                            3/31/05+        9/30/04        9/30/03        9/30/02      9/30/01        9/30/00
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                 --             --             --             --           --           1/5/93
Net asset value, beginning of period ......  $26.41         $24.19         $20.31        $25.00        $32.45         $32.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ........    0.23           0.20           0.16          0.13          0.13           0.15
  Net realized and unrealized
   gains (losses) on investments ..........    1.40           2.19           3.91         (4.49)        (5.52)          3.63
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................    1.63           2.39           4.07         (4.36)        (5.39)          3.78
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...................    0.19           0.17           0.19          0.09          0.12           0.14
  Net realized gains ......................      --             --             --          0.24          1.94           3.72
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................    0.19           0.17           0.19          0.33          2.06           3.86
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ............  $27.85         $26.41         $24.19        $20.31        $25.00         $32.45
====================================================================================================================================
TOTAL RETURN (A) ..........................    6.20%          9.87%         20.09%       (17.78%)      (17.71%)        12.10%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) $350,452       $337,920       $315,980      $251,251      $285,417       $385,111
  Ratios to average net assets:
   Net investment income (loss)* ..........    1.62%          0.77%          0.72%         0.53%         0.43%          0.46%
   Net expenses* ..........................    0.78%          0.78%          0.83%         0.87%         0.87%          0.83%
   Gross expenses* ........................    0.78%          0.78%          0.83%         0.87%         0.88%          0.83%
  Portfolio turnover rate .................      19%            29%            26%           41%           53%            48%
------------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                 GE SMALL-CAP VALUE EQUITY FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                3/31/05+     9/30/04         9/30/03        9/30/02       9/30/01      9/30/00
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --          --              --             --            --         9/30/98
Net asset value, beginning of period .........    $14.87      $12.67          $11.49        $13.74         $13.60       $12.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ...........      0.07       (0.06)          (0.01)        (0.01)          0.05         0.00(c)
  Net realized and unrealized
    gains (losses) on investments ............      1.57        2.26            1.19         (0.11)          0.56         3.10
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ......................      1.64        2.20            1.18         (0.12)          0.61         3.10
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ......................        --          --              --          0.05             --           --
  Net realized gains .........................      2.10          --              --          2.08           0.47         1.66
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................      2.10          --              --          2.13           0.47         1.66
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............    $14.41      $14.87          $12.67        $11.49         $13.74       $13.60
====================================================================================================================================
TOTAL RETURN (A) .............................     10.94%      17.36%          10.27%        (2.92%)         4.70%       27.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...   $51,148     $48,852         $51,902       $44,547        $32,918      $29,228
  Ratios to average net assets:
   Net investment income (loss)* .............      0.93%      (0.38%)         (0.06%)       (0.05%)         0.36%        0.02%
   Net expenses* .............................      1.19%       1.24%           1.24%         1.15%          1.12%        1.10%
   Gross expenses* ...........................      1.20%       1.25%           1.24%         1.17%          1.17%        1.11%
  Portfolio turnover rate ....................        24%         93%            122%          138%           146%         219%
------------------------------------------------------------------------------------------------------------------------------------

                                                               GE INTERNATIONAL EQUITY FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                 3/31/05+     9/30/04         9/30/03        9/30/02       9/30/01      9/30/00
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --          --              --             --            --         3/2/94
Net asset value, beginning of period .........    $12.73      $10.58           $9.41        $11.87         $19.24       $18.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ...........      0.01        0.09            0.07          0.06           0.11         0.07
  Net realized and unrealized
   gains (losses) on investments .............      1.71        2.11            1.17         (2.44)         (5.64)        1.83
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ......................      1.72        2.20            1.24         (2.38)         (5.53)        1.90
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ......................      0.07        0.05            0.07          0.08             --           --
  Net realized gains .........................        --          --              --            --           1.84         0.99
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................      0.07        0.05            0.07          0.08           1.84         0.99
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............    $14.38      $12.73          $10.58         $9.41         $11.87       $19.24
====================================================================================================================================
TOTAL RETURN (A) .............................     13.56%      20.88%          13.18%       (20.28%)       (31.34%)      10.50%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...   $26,507     $23,144         $19,694       $19,773        $33,328      $40,282
  Ratios to average net assets:
   Net investment income (loss)* .............      0.08%       0.69%           0.75%         0.50%          0.71%        0.33%
   Net expenses* .............................      1.44%       1.58%           1.51%         1.35%          1.34%        1.33%
   Gross expenses* ...........................      1.44%       1.58%           1.51%         1.38%          1.34%        1.33%
  Portfolio turnover rate ....................        36%         31%             68%           53%            68%          76%
------------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                          GE FIXED INCOME FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                 3/31/05+          9/30/04       9/30/03         9/30/02       9/30/01      9/30/00
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --               --            --              --            --         1/5/93
Net asset value, beginning of period ..........    $12.56           $12.78        $12.75         $12.41         $11.72       $11.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...................      0.22             0.41          0.41           0.55           0.67         0.70
  Net realized and unrealized
   gains (losses) on investments ..............     (0.21)           (0.04)         0.16           0.35           0.72        (0.03)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .......................      0.01             0.37          0.57           0.90           1.39         0.67
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .......................      0.22             0.42          0.44           0.56           0.70         0.71
  Net realized gains ..........................      0.23             0.17          0.10             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...........................      0.45             0.59          0.54           0.56           0.70         0.71
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ................    $12.12           $12.56        $12.78         $12.75         $12.41       $11.72
====================================================================================================================================
TOTAL RETURN (A) ..............................      0.00%            2.99%         4.58%          7.62%         12.12%        5.94%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ....  $146,297         $153,014      $167,091       $143,442       $129,413     $100,745
  Ratios to average net assets:
   Net investment income* .....................      3.56%            3.30%         3.20%          4.45%          5.54%        6.04%
   Net expenses* ..............................      0.80%            0.78%         0.78%          0.80%          0.80%        0.80%
   Gross expenses* ............................      0.81%            0.79%         0.78%          0.82%          0.81%        0.80%
  Portfolio turnover rate .....................       158%             363%          381%           308%           270%         219%
------------------------------------------------------------------------------------------------------------------------------------


NOTES TO OTHER INFORMATION
--------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(B) NET INVESTMENT INCOME PER SHARE IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(C) LESS THAN $0.01 PER SHARE.

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

+   UNAUDITED.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905
AGE    55

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Chief Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    49

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.


--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    58

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 49

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    37

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Institutional Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    44

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - Vice President - one year; Secretary - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE Institutional Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   38

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   58

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Managing Director,
Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    41

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn &Queens since 2001; Gregorian University Foundation since 1994.


--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   57

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   41

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   69

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   41

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES
You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.geassetmanagement.com or on the SEC's website at http://www.sec.gov.

Investment Team
--------------------------------------------------------------------------------


  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  David B. Carlson

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Martin L. Berman
  Steven E. Berman
  Dennison Veru
  Richard Whitman -
     Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by David B. Carlson

  GE FIXED INCOME FUND
  Team led by Paul Colonna

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Robert Herlihy
  ASSISTANT TREASURER
  Christopher M. Isaacs

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  CUSTODIAN
  State Street Bank & Trust Company

  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, CHIEF EXECUTIVE OFFICER
  David B. Carlson, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
  Kathryn Karlic, EVP, FIXED INCOME

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

30



GE LifeStyle Funds

GE ALLOCATION FUNDS
--------------------------------------------------------------------------------
GE CONSERVATIVE ALLOCATION FUND
GE MODERATE ALLOCATION FUND
GE AGGRESSIVE ALLOCATION FUND

Semi-Annual Report

MARCH 31, 2005

[GE logo omitted]

GE LifeStyle Funds
--------------------------------------------------------------------------------

Table of Contents

PERFORMANCE SUMMARY

     GE Conservative Allocation Fund ........................     1

     GE Moderate Allocation Fund ............................     3

     GE Aggressive Allocation Fund ..........................     5

     Portfolio Manager's Biography ..........................     7

NOTES TO PERFORMANCE ........................................     8

FINANCIAL STATEMENTS

     Financial Highlights ...................................    10

     Statements of Net Assets ...............................    12

     Statements of Operations ...............................    15

     Statements of Changes in Net Assets ....................    16

     Notes to Financial Statements ..........................    17

ADDITIONAL INFORMATION ......................................    25

INVESTMENT TEAM .............................................    28



This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied with or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

GE Conservative Allocation Fund                  Performance Summary (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]


        GE Conservative                                        LB Aggregate
        Allocation Fund   MSCI EAFE Index    S&P 500 Index     Bond Index     90 Day T-Bill   Russell 2000 Index   Composite Index**
------------------------------------------------------------------------------------------------------------------------------------
12/98       10,000.00         10,000.00        10,000.00         10,000.00       10,000.00          10,000.00           10,000.00
3/99        10,160.00         10,139.15        10,496.48          9,950.49       10,111.29           9,452.92           10,104.40
9/99        10,270.00         10,853.10        10,535.63          9,929.98       10,345.68          10,229.68           10,242.71
3/00        11,258.67         12,683.07        12,403.62         10,136.68       10,623.84          12,974.83           11,217.09
9/00        11,279.16         11,198.23        11,930.93         10,624.14       10,940.23          12,638.12           11,213.04
3/01        11,189.72          9,401.22         9,693.12         11,406.89       11,240.76          11,002.57           10,723.26
9/01        10,943.67          7,985.43         8,750.33         12,000.27       11,433.77           9,965.69           10,483.26
3/02        11,522.72          8,585.74         9,713.04         12,016.93       11,539.37          12,555.93           11,044.71
9/02        10,584.27          6,745.38         6,957.39         13,031.86       11,636.64           9,048.74           10,087.57
3/03        10,731.61          6,591.86         7,308.30         13,421.21       11,708.97           9,176.59           10,390.98
9/03        11,680.67          8,501.01         8,657.77         13,736.86       11,766.46          12,356.64           11,564.28
3/04        12,624.53         10,384.71         9,876.66         14,146.64       11,823.06          15,034.07           12,620.57
9/04        12,594.80         10,378.11         9,858.95         14,242.11       11,899.34          14,675.99           12,651.17
3/05        13,080.68         11,948.20        10,537.58         14,309.03       12,041.64          15,847.89           13,207.64


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/05*
----------------------------------------------------------------------

                                          TARGET               ACTUAL
GE Fixed Income Fund                       53.0%                53.8%
GE U.S. Equity Fund                        28.0%                27.8%
GE International Equity Fund               12.0%                11.8%
GE Small-Cap Value Equity Fund              5.0%                 5.0%
Other                                       2.0%                 1.6%
----------------------------------------------------------------------
Total                                     100.0%               100.0%
----------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2005
--------------------------------------------------------------------------

                              SIX          ONE        FIVE        SINCE
                            MONTHS        YEAR        YEAR      INCEPTION
--------------------------------------------------------------------------
GE CONSERVATIVE
   ALLOCATION FUND           3.86%        3.61%      3.05%        4.39%
MSCI EAFE Index             15.13%       15.06%     -1.19%        2.89%
S&P 500 Index                6.88%        6.69%     -3.21%        0.84%
LB Aggregate Bond Index      0.47%        1.15%      7.14%        5.90%
90 Day T-Bill                1.20%        1.85%      2.54%        3.02%
Russell 2000 Index           7.99%        5.41%      4.08%        7.65%
Composite Index (C)**        4.40%        4.65%      3.32%        4.55%
--------------------------------------------------------------------------

*    AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.




The GE Conservative Allocation Fund returned 3.86% for the six-month period ended March 31, 2005. The Fund's Composite Index returned 4.40% for the same period. Please see adjacent charts for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 45% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to core equity and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 54% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. The Fund's allocation is heavily weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. Although MBS performance lagged in December, it rebounded over the last three months. Investment grade corporate security holdings also performed well despite the emphasis in lower quality. The Fund's exposure in Treasury inflation-indexed securities and yield curve positioning added relative return as well. The Fund's exposure to high yield and emerging markets caused a drag on performance in March, due to spread widening in those two sectors. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 Index benchmark primarily due to investments in the Information Technology, Financials, and Consumer Staples sectors. In particular, the IT services, Insurance, and Tobacco industries within these sectors impacted the Fund's performance. Though underperforming its benchmark, the GE International Equity Fund reflected market's strong double-digit returns supported by a weak US Dollar. Moreover, solid if unspectacular economic growth benefiting from substantial liquidity and low rates but somewhat offset by higher oil and other commodity prices, higher bond yields, and widening corporate spreads impacted the Fund's performance. Consumer staples led all sectors as food producers rallied while materials and industrials gained on the back of continued global, especially Asian, growth. Healthcare and IT stocks lagged severely, hit by pipeline concerns and pricing pressures respectively. The GE Small-Cap Value Equity Fund outperformed its benchmark primarily due to strong stock selection. For the six-month period ended March 31, 2005, holdings in the Information Technology, Healthcare, and Industrials sectors provided strong results and were the primary contributors to higher return. We are reassured that the market has again rewarded companies with strong financial standing and attractive risk-reward profiles.

GE Conservative Allocation Fund               Understanding Your Fund's Expenses
--------------------------------------------------------------------------------



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2005.

ACTUAL EXPENSES
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.




OCTOBER 1, 2004 - MARCH 31, 2005
--------------------------------------------------------------------------------------------------------------------------
                                       ACCOUNT VALUE AT THE           ACCOUNT VALUE AT THE             EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,038.50                        1.02
--------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.66                        1.01
--------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 1, 2004 - MARCH 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
**   ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2005 WAS 3.86%

GE Moderate Allocation Fund                      Performance Summary (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

             GE Moderate                                       LB Aggregate
           Allocation Fund   MSCI EAFE Index   S&P 500 Index   Bond Index      90 Day T-Bill   Russell 2000 Index  Composite Index**
------------------------------------------------------------------------------------------------------------------------------------
12/31/98       10,000.00         10,000.00       10,000.00       10,000.00        10,000.00          10,000.00          10,000.00
3/99           10,240.00         10,139.15       10,496.48        9,950.49        10,111.29           9,452.92          10,159.13
9/99           10,390.00         10,853.10       10,535.63        9,929.98        10,345.68          10,229.68          10,444.35
3/00           11,761.17         12,683.07       12,403.62       10,136.68        10,623.84          12,974.83          11,866.90
9/00           11,465.61         11,198.23       11,930.93       10,624.14        10,940.23          12,638.12          11,542.19
3/01           10,948.88          9,401.22        9,693.12       11,406.89        11,240.76          11,002.57          10,470.26
9/01           10,335.83          7,985.43        8,750.33       12,000.27        11,433.77           9,965.69           9,829.15
3/02           11,210.23          8,585.74        9,713.04       12,016.93        11,539.37          12,555.93          10,772.68
9/02            9,504.08          6,745.38        6,957.39       13,031.86        11,636.64           9,048.74           9,048.52
3/03            9,542.36          6,591.86        7,308.30       13,421.21        11,708.97           9,176.59           9,330.82
9/03           10,712.99          8,501.01        8,657.77       13,736.86        11,766.46          12,356.64          10,908.03
3/04           11,896.59         10,384.71        9,876.66       14,146.64        11,823.06          15,034.07          12,303.75
9/04           11,824.42         10,378.11        9,858.95       14,242.11        11,899.34          14,675.99          12,295.88
3/05           12,545.39         11,948.20       10,537.58       14,309.03        12,041.64          15,847.89          13,074.74




PORTFOLIO ALLOCATION TO FUNDS AT 3/31/05*
---------------------------------------------------------------------------
                                            TARGET                 ACTUAL
GE U.S. Equity Fund                          34.0%                  34.6%
GE Fixed Income Fund                         33.0%                  33.4%
GE International Equity Fund                 19.0%                  19.0%
GE Small-Cap Value Equity Fund               12.0%                  12.2%
Other                                         2.0%                   0.8%
---------------------------------------------------------------------------
Total                                       100.0%                 100.0%
---------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2005
-------------------------------------------------------------------------------

                               SIX           ONE          FIVE         SINCE
                             MONTHS         YEAR          YEAR       INCEPTION
-------------------------------------------------------------------------------

GE MODERATE
   ALLOCATION  FUND           6.10%         5.45%        1.30%         3.70%
MSCI EAFE Index              15.13%        15.06%       -1.19%         2.89%
S&P 500 Index                 6.88%         6.69%       -3.21%         0.84%
LB Aggregate Bond Index       0.47%         1.15%        7.14%         5.90%
90 Day T-Bill                 1.20%         1.85%        2.54%         3.02%
Russell 2000 Index            7.99%         5.41%        4.08%         7.65%
Composite Index (M)**         6.33%         6.27%        1.96%         4.38%
-------------------------------------------------------------------------------

*    AS A PERCENTAGE OF NET ASSETS*

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.




The GE Moderate Allocation Fund returned 6.10% for the six-month period ended March 31, 2005. The Fund's Composite Index returned 6.33% for the same period. Please see adjacent charts for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 66% of the Fund is allocated to equities. U.S. Equities account for 47% of the Fund, with 35% allocated to core equity and 12% to small-cap equities. Core international equities comprise 19% of the Fund. Approximately 33% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 Index benchmark primarily due to investments in the Information Technology, Financials, and Consumer Staples sectors. In particular, the IT services, Insurance, and Tobacco industries within these sectors impacted the Fund's performance. The Fund's allocation is moderately weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. Although MBS performance lagged in December, it rebounded over the last three months. Investment grade corporate security holdings also performed well despite the emphasis in lower quality. The Fund's exposure in Treasury inflation-indexed securities and yield curve positioning added relative return as well. The Fund's exposure to high yield and emerging markets caused a drag on performance in March, due to spread widening in those two sectors. Though underperforming its benchmark, the GE International Equity Fund reflected market's strong double-digit returns supported by a weak US Dollar. Moreover, solid if unspectacular economic growth benefiting from substantial liquidity and low rates but somewhat offset by higher oil and other commodity prices, higher bond yields, and widening corporate spreads impacted the Fund's performance. Consumer staples led all sectors as food producers rallied while materials and industrials gained on the back of continued global, especially Asian, growth. Healthcare and IT stocks lagged severely, hit by pipeline concerns and pricing pressures respectively. The GE Small-Cap Value Equity Fund outperformed its benchmark primarily due to strong stock selection. For the six-month period ended March 31, 2005, holdings in the Information Technology, Healthcare, and Industrials sectors provided strong results and were the primary contributors to higher return. We are reassured that the market has again rewarded companies with strong financial standing and attractive risk-reward profiles.

GE  Moderate Allocation Fund                  Understanding Your Fund's Expenses
--------------------------------------------------------------------------------



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2005.

ACTUAL EXPENSES
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



OCTOBER 1, 2004 - MARCH 31, 2005
--------------------------------------------------------------------------------------------------------------------------
                                    ACCOUNT VALUE AT THE              ACCOUNT VALUE AT THE             EXPENSES PAID
                                 BEGINNING OF THE PERIOD ($)          END OF THE PERIOD ($)         DURING THE PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,060.92                        1.04
--------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.66                        1.01
--------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 1, 2004 - MARCH 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
**   ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2005 WAS 6.10%

GE Aggressive Allocation Fund                    Performance Summary (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]


          GE Aggressive                                        LB Aggregate
        Allocation Fund    MSCI EAFE Index    S&P 500 Index     Bond Index    90 Day T-Bill  Russell 2000 Index   Composite Index**
-----------------------------------------------------------------------------------------------------------------------------------
12/98        10,000.00       10,000.00         10,000.00         10,000.00      10,000.00         10,000.00            10,000.00
3/99         10,340.00       10,139.15         10,496.48          9,950.49      10,111.29          9,452.92            10,175.90
9/99         10,560.00       10,853.10         10,535.63          9,929.98      10,345.68         10,229.68            10,589.59
3/00         12,325.49       12,683.07         12,403.62         10,136.68      10,623.84         12,974.83            12,428.09
9/00         11,788.72       11,198.23         11,930.93         10,624.14      10,940.23         12,638.12            11,835.99
3/01         10,920.34        9,401.22          9,693.12         11,406.89      11,240.76         11,002.57            10,286.08
9/01         10,073.80        7,985.43          8,750.33         12,000.27      11,433.77          9,965.69             9,348.81
3/02         11,234.38        8,585.74          9,713.04         12,016.93      11,539.37         12,555.93            10,586.75
9/02          8,967.89        6,745.38          6,957.39         13,031.86      11,636.64          9,048.74             8,291.54
3/03          8,889.78        6,591.86          7,308.30         13,421.21      11,708.97          9,176.59             8,535.32
9/03         10,265.31        8,501.01          8,657.77         13,736.86      11,766.46         12,356.64            10,394.88
3/04         11,663.46       10,384.71          9,876.66         14,146.64      11,823.06         15,034.07            12,046.12
9/04         11,560.14       10,378.11          9,858.95         14,242.11      11,899.34         14,675.99            12,000.07
3/05         12,457.24       11,948.20         10,537.58         14,309.03      12,041.64         15,847.89            12,951.22



PORTFOLIO ALLOCATION TO FUNDS AT 3/31/05*
--------------------------------------------------------------------

                                      TARGET                 ACTUAL
GE U.S. Equity Fund                    38.0%                  37.7%
GE International Equity Fund           24.0%                  24.2%
GE Small-Cap Value Equity Fund         20.0%                  19.7%
GE Fixed Income Fund                   16.0%                  15.9%
Other                                   2.0%                   2.5%
--------------------------------------------------------------------
Total                                 100.0%                 100.0%
--------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2005
--------------------------------------------------------------------------------
                              SIX            ONE          FIVE          SINCE
                            MONTHS          YEAR          YEAR        INCEPTION
--------------------------------------------------------------------------------

GE AGGRESSIVE
   ALLOCATION  FUND          7.76%          6.81%        0.21%          3.58%
MSCI EAFE Index             15.13%         15.06%       -1.19%          2.89%
S&P 500 Index                6.88%          6.69%       -3.21%          0.84%
LB Aggregate Bond Index      0.47%          1.15%        7.14%          5.90%
90 Day T-Bill                1.20%          1.85%        2.54%          3.02%
Russell 2000 Index           7.99%          5.41%        4.08%          7.65%
Composite Index (A)**        7.93%          7.51%        0.83%          4.22%
--------------------------------------------------------------------------------

*    AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.




The GE Aggressive Allocation Fund returned 7.76% for the six-month period ended March 31, 2005. The Fund's Composite Index returned 7.93% for the same period. Please see adjacent charts for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income. Approximately 82% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 38% allocated to core equity and 20% to small-cap equities. Core international equities comprise 24% of the Fund. Approximately 16% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index, which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 Index benchmark primarily due to investments in the Information Technology, Financials, and Consumer Staples sectors. In particular, the IT services, Insurance, and Tobacco industries within these sectors impacted the Fund's performance. Though underperforming its benchmark, the GE International Equity Fund reflected market's strong double-digit returns supported by a weak US Dollar. Moreover, solid if unspectacular economic growth benefiting from substantial liquidity and low rates but somewhat offset by higher oil and other commodity prices, higher bond yields, and widening corporate spreads impacted the Fund's performance. Consumer staples led all sectors as food producers rallied while materials and industrials gained on the back of continued global, especially Asian, growth. Healthcare and IT stocks lagged severely, hit by pipeline concerns and pricing pressures respectively. The GE Small-Cap Value Equity Fund outperformed its benchmark primarily due to strong stock selection. For the six-month period ended March 31, 2005, holdings in the Information Technology, Healthcare, and Industrials sectors provided strong results and were the primary contributors to higher return. We are reassured that the market has again rewarded companies with strong financial standing and attractive risk-reward profiles. The Fund's allocation is conservatively weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. Although MBS performance lagged in December, it rebounded over the last three months. Investment grade corporate security holdings also performed well despite the emphasis in lower quality. The Fund's exposure in Treasury inflation-indexed securities and yield curve positioning added relative return as well. The Fund's exposure to high yield and emerging markets caused a drag on performance in March, due to spread widening in those two sectors.

GE Aggressive Allocation Fund                 Understanding Your Fund's Expenses
--------------------------------------------------------------------------------



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2005.

ACTUAL EXPENSES
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



OCTOBER 1, 2004 - MARCH 31, 2005
---------------------------------------------------------------------------------------------------------------------------
                                    ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE              EXPENSES PAID
                                  BEGINNING OF THE PERIOD ($)          END OF THE PERIOD ($)         DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,077.58                        1.05
---------------------------------------------------------------------------------------------------------------------------

     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.66                        1.01
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 1, 2004 - MARCH 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
**   ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2005 WAS 7.76%

GE LifeStyle Funds                                 Portfolio Manager's Biography
--------------------------------------------------------------------------------

DAVID B. CARLSON IS THE PORTFOLIO MANAGER OF THE GE ALLOCATION FUNDS AND IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. MR. CARLSON MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. CARLSON ALSO LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE GE U.S. EQUITY FUND, ONE OF THE UNDERLYING GE FUNDS, AND HAS SERVED IN THAT CAPACITY SINCE SEPTEMBER 2003. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987 AND A SENIOR VICE PRESIDENT IN 1989. DAVE IS A GRADUATE OF INDIANA UNIVERSITY WITH A BS IN FINANCE. HE IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS AND IS A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.


--------------------------------------------------------------------------------

PICTURED TO THE RIGHT:
DAVID B. CARLSON
[Photo omitted]

Notes to Performance  (unaudited)
--------------------------------------------------------------------------------

Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geassetmanagement.com for performance information as of the most recent month end.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis through January 29, 2006. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future.


           OTHER OPERATING EXPENSE LIMITS OF THE UNDERLYING GE FUNDS*
--------------------------------------------------------------------------------
             GE U.S. Equity Fund                            .30%
             GE Small-Cap Value Equity Fund                 .39%
             GE International Equity Fund                   .80%
             GE Fixed Income Fund                           .20%

* OTHER OPERATING EXPENSES, AFTER REIMBURSEMENT (IF ANY), WILL NOT EXCEED THE LIMITS SHOWN IN THE TABLE ABOVE FOR THE PERIOD ENDING MARCH 31, 2005. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.

Additional information about the expense limitations is contained in Footnote 3 to the Financial Statements.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

                     [This page intentionally left blank.]

Financial Highlights
Selected data based on a share outstanding throughout the period indicated
--------------------------------------------------------------------------------



                                                                                 GE CONSERVATIVE
                                                                                    ALLOCATION
                                                                                       FUND

                                                    3/31/05+      9/30/04        9/30/03     9/30/02(c)     9/30/01       9/30/00
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                         --           --             --            --           --          12/31/98

Net asset value, beginning of period ..............   $ 8.47      $ 8.00         $ 8.91       $10.23       $  11.01       $  10.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income .............................     0.18        0.18           0.26         0.53           0.63           0.37
Net realized and unrealized gains (losses)
   on investments .................................     0.15        0.44           0.54        (0.79)(b)      (0.93)          0.63
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ....     0.33        0.62           0.80        (0.26)         (0.30)          1.00
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................     0.30        0.15           1.71         0.57           0.39           0.26
   Net realized gains .............................       --          --             --         0.49           0.09             --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............................     0.30        0.15           1.71         1.06           0.48           0.26
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ....................   $ 8.50      $ 8.47         $ 8.00       $ 8.91       $  10.23       $  11.01
===================================================================================================================================

TOTAL RETURN (A) ..................................     3.86%       7.83%         10.36%       (3.28)%        (2.97)%         9.83%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .......   $1,506      $1,410         $1,104       $  970        $13,256        $39,780
   Ratios to average net assets:
     Net investment income* .......................     4.23%       2.30%          2.56%        5.21%          3.62%          3.47%
     Net expenses* ................................     0.20%       0.20%          0.20%        0.20%          0.20%          0.20%
     Gross expenses* ..............................     0.22%       0.21%          0.21%        0.24%          0.33%          0.36%
   Portfolio turnover rate ........................        7%         22%            30%          29%            21%            44%
===================================================================================================================================

                                                                                    GE MODERATE
                                                                                     ALLOCATION
                                                                                        FUND

                                                     3/31/05+      9/30/04      9/30/03      9/30/02     9/30/01       9/30/00
------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                           --           --           --           --          --        12/31/98

Net asset value, beginning of period ................  $ 9.83       $ 9.06       $ 8.30      $ 9.61       $11.25      $ 10.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ...............................    0.23         0.16         0.17        0.36         0.38         0.28
Net realized and unrealized gains (losses)
   on investments ...................................    0.37         0.77         0.86       (1.05)       (1.43)        0.79
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ......    0.60         0.93         1.03       (0.69)       (1.05)        1.07
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............................    0.28         0.16         0.27        0.41         0.31         0.20
   Net realized gains ...............................      --           --           --        0.21         0.28         0.01
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................................    0.28         0.16         0.27        0.62         0.59         0.21
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......................  $10.15       $ 9.83       $ 9.06      $ 8.30      $  9.61      $ 11.25
==============================================================================================================================

TOTAL RETURN (A) ....................................    6.10%       10.37%       12.72%      (8.05)%      (9.85)%      10.35%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .........  $8,353       $8,087       $6,957      $6,442       $9,718      $19,817
   Ratios to average net assets:
     Net investment income* .........................    4.51%        1.61%        1.91%       3.77%        3.01%        2.49%
     Net expenses* ..................................    0.20%        0.20%        0.20%       0.20%        0.20%        0.20%
     Gross expenses* ................................    0.21%        0.21%        0.21%       0.21%        0.46%        0.49%
   Portfolio turnover rate ..........................       6%          11%          28%         23%          24%          53%
==============================================================================================================================

                                                                               GE AGGRESSIVE
                                                                                 ALLOCATION
                                                                                     FUND

                                                   3/31/05+     9/30/04      9/30/03      9/30/02    9/30/01       9/30/00
--------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                        --          --           --           --         --         12/31/98

Net asset value, beginning of period .............  $10.07      $ 9.03       $ 8.23      $ 9.52      $11.64       $ 10.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ............................    0.26        0.10         0.12        0.41        0.32          0.18
Net realized and unrealized gains (losses)
   on investments ................................    0.52        1.03         1.04       (1.40)      (1.94)         1.04
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...    0.78        1.13         1.16       (0.99)      (1.62)         1.22
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................    0.28        0.09         0.36        0.30        0.24          0.13
   Net realized gains ............................      --          --           --          --        0.26          0.01
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................    0.28        0.09         0.36        0.30        0.50          0.14
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................  $10.57      $10.07       $ 9.03      $ 8.23      $ 9.52       $ 11.64
==========================================================================================================================

TOTAL RETURN (A) .................................    7.76%      12.61%       14.47%     (10.98)%    (14.55)%       11.64%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......  $8,840      $8,113       $7,047      $6,471      $9,719       $26,487
   Ratios to average net assets:
     Net investment income* ......................    4.95%       0.98%        1.25%       4.24%       2.47%         1.43%
     Net expenses* ...............................    0.20%       0.20%        0.20%       0.20%       0.20%         0.20%
     Gross expenses* .............................    0.21%       0.21%        0.21%       0.21%       0.41%         0.44%
   Portfolio turnover rate .......................       2%          8%          21%         27%         21%           38%
==========================================================================================================================



NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

(B) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(C)  PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

*    ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

+    UNAUDITED.



See Notes to Financial Statements.

10 & 11

Statement of Net Assets
--------------------------------------------------------------------------------

GE Conservative Allocation Fund
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                           NUMBER
                                                                         OF SHARES             VALUE
--------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.8%
--------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) .........................................    15,109              419,274
GE Fixed Income Fund (Class Y) ........................................    66,925              810,469
GE International Equity Fund (Class Y) ................................    12,250              177,499
GE Small-Cap Value Equity Fund (Class Y) ..............................     5,106               74,853
GEI Short Term Investment Fund ........................................    21,398               21,398

TOTAL AFFILIATED INVESTMENTS
   COST ($1,443,343) ..................................................                     $1,503,493
--------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
--------------------------------------------------------------------------------------------------------
Other assets ..........................................................                          5,485
Liabilities ...........................................................                         (2,985)
--------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..........................................                          2,500
--------------------------------------------------------------------------------------------------------
NET ASSETS ............................................................                     $1,505,993
========================================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------
Capital paid in .......................................................                      2,715,009
Undistributed net investment income ...................................                          6,763
Accumulated net realized (loss) .......................................                     (1,275,929)
Net unrealized appreciation on Investments ............................                         60,150
--------------------------------------------------------------------------------------------------------
NET ASSETS ............................................................                     $1,505,993
========================================================================================================

Shares outstanding (unlimited number of shares authorized) ............                        177,204
Net asset value, offering and redemption price per share ..............                          $8.50



See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Moderate Allocation Fund
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                                        NUMBER
                                                                                       OF SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 101.3%
-----------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) .....................................................     104,184             2,891,114
GE Fixed Income Fund (Class Y) ....................................................     231,046             2,797,961
GE International Equity Fund (Class Y) ............................................     109,306             1,583,850
GE Small-Cap Value Equity Fund (Class Y) ..........................................      69,349             1,016,662
GEI Short-Term Investment Fund ....................................................     174,770               174,770

TOTAL AFFILIATED INVESTMENTS
   COST ($8,066,602) ..............................................................                        $8,464,357
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.3)%
-----------------------------------------------------------------------------------------------------------------------
Other assets ......................................................................                            10,406
Liabilities .......................................................................                          (121,866)
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ......................................................                          (111,460)
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS ........................................................................                        $8,352,897
=======================================================================================================================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------
Capital paid in ...................................................................                         9,716,284
Undistributed net investment income ...............................................                            22,418
Accumulated net realized (loss) ...................................................                        (1,783,560)
Net unrealized appreciation on Investments ........................................                           397,755
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS ........................................................................                        $8,352,897
=======================================================================================================================

Shares outstanding (unlimited number of shares authorized) ........................                           822,994
Net asset value, offering and redemption price per share ..........................                            $10.15


See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Aggressive Allocation Fund
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                                 NUMBER
                                                                                OF SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.6%
---------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ................................................   120,040            3,331,111
GE Fixed Income Fund (Class Y) ...............................................   115,996            1,404,710
GE International Equity Fund (Class Y) .......................................   147,668            2,139,710
GE Small-Cap Value Equity Fund (Class Y) .....................................   118,963            1,744,008
GEI Short-Term Investment Fund ...............................................   181,350              181,350

TOTAL AFFILIATED INVESTMENTS
   COST ($8,520,634) .........................................................                     $8,800,889
---------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.4%
---------------------------------------------------------------------------------------------------------------
Other assets .................................................................                         53,163
Liabilities ..................................................................                        (14,306)
---------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES .................................................                         38,857
---------------------------------------------------------------------------------------------------------------
NET ASSETS ...................................................................                     $8,839,746
===============================================================================================================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------
Capital paid in ..............................................................                     11,153,591
Undistributed net investment income ..........................................                         10,035
Accumulated net realized (loss) ..............................................                     (2,604,135)
Net unrealized appreciation on Investments ...................................                        280,255
---------------------------------------------------------------------------------------------------------------
NET ASSETS ...................................................................                     $8,839,746
===============================================================================================================

Shares outstanding (unlimited number of shares authorized) ...................                        836,185
Net asset value, offering and redemption price per share .....................                         $10.57



See Notes to Financial Statements.

Statements of Operations
--------------------------------------------------------------------------------
For the period ended March 31, 2005 (unaudited)

                                                     GE CONSERVATIVE             GE MODERATE              GE AGGRESSIVE
                                                       ALLOCATION                ALLOCATION                ALLOCATION
                                                          FUND                      FUND                      FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
    Dividends from affiliated investments ............   $32,400                  $193,925                  $218,500
    Interest from affiliated investments .............       300                     1,862                     1,994
------------------------------------------------------------------------------------------------------------------------
      TOTAL INCOME ...................................    32,700                   195,787                   220,494
------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
       Advisory and administration fees ..............     1,475                     8,306                     8,554
       Transfer agent fees ...........................       159                       159                       159
       Trustees fees .................................        20                       122                       124
------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE REIMBURSEMENT ..............     1,654                     8,587                     8,837
------------------------------------------------------------------------------------------------------------------------
    Less: Fee reimbursed from
      transfer agent (See Note 2) ....................       (12)                      (12)                      (12)
    Less: Expenses waived or borne
      by the adviser .................................      (167)                     (269)                     (271)
------------------------------------------------------------------------------------------------------------------------
      Net expenses ...................................     1,475                     8,306                     8,554
------------------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME ..........................    31,225                   187,481                   211,940
========================================================================================================================

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS
       Realized gain on investments ..................    16,901                    45,751                    84,175
       Change in unrealized appreciation
         on investments ..............................     7,325                   253,079                   332,910
------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain
      on investments .................................    24,226                   298,830                   417,085
------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ................................   $55,451                  $486,311                  $629,025
========================================================================================================================

See Notes to Financial Statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                               GE CONSERVATIVE
                                                                 ALLOCATION
                                                                    FUND

                                                PERIOD ENDED                     YEAR
                                                  03/31/05                      ENDED
                                                 (UNAUDITED)                    9/30/04
-------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
   OPERATIONS:
      Net investment income .................. $     31,225                $     30,013
      Net realized gain (loss)
         on investments ......................       16,901                      14,256
      Net increase in unrealized
         appreciation on investments .........        7,325                      41,568
-------------------------------------------------------------------------------------------------
      Net increase from operations ...........       55,451                      85,837
-------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ..................      (50,599)                    (20,920)
-------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ......................      (50,599)                    (20,920)
-------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ........        4,852                      64,917
-------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ...........      141,363                     412,967
      Value of distributions reinvested ......       50,598                      20,919
      Cost of shares redeemed ................     (100,587)                   (193,136)
-------------------------------------------------------------------------------------------------
      Net increase from
         share transactions ..................       91,374                     240,750
-------------------------------------------------------------------------------------------------
      TOTAL INCREASE IN NET ASSETS ...........       96,226                     305,667
-------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of year .........................    1,409,767                   1,104,100
-------------------------------------------------------------------------------------------------
   End of year ...............................   $1,505,993                  $1,409,767
=================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF YEAR .......................       $6,763                     $26,137

CHANGES IN FUND SHARES

Shares sold by subscription ..................       16,471                      49,171
Shares issued for distributions
   reinvested ................................        5,911                       2,560
Shares redeemed ..............................      (11,671)                    (23,223)
-------------------------------------------------------------------------------------------------
Net increase in fund shares ..................       10,711                      28,508
=================================================================================================


                                                                    GE MODERATE
                                                                    ALLOCATION
                                                                       FUND

                                                    PERIOD ENDED                     YEAR
                                                      03/31/05                      ENDED
                                                     (UNAUDITED)                    9/30/04
-------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
   OPERATIONS:
      Net investment income ..................     $   187,481                  $   125,146
      Net realized gain (loss)
         on investments ......................          45,751                     (124,499)
      Net increase in unrealized
         appreciation on investments .........         253,079                      718,907
-------------------------------------------------------------------------------------------------
      Net increase from operations ...........         486,311                      719,554
-------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ..................        (226,970)                    (123,802)
-------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ......................        (226,970)                    (123,802)
-------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ........         259,341                      595,752
-------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ...........         503,460                    1,738,753
      Value of distributions reinvested ......         226,973                      123,802
      Cost of shares redeemed ................        (723,428)                  (1,328,287)
-------------------------------------------------------------------------------------------------
      Net increase from
         share transactions ..................           7,005                      534,268
-------------------------------------------------------------------------------------------------
      TOTAL INCREASE IN NET ASSETS ...........         266,346                    1,130,020
-------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of year .........................       8,086,551                    6,956,531
-------------------------------------------------------------------------------------------------
   End of year ...............................      $8,352,897                   $8,086,551
=================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF YEAR .......................         $22,418                      $61,907

CHANGES IN FUND SHARES

Shares sold by subscription ..................          49,701                      177,585
Shares issued for distributions
   reinvested ................................          22,209                       13,115
Shares redeemed ..............................         (71,179)                    (136,023)
-------------------------------------------------------------------------------------------------
Net increase in fund shares ..................             731                       54,677
=================================================================================================


                                                                  GE AGGRESSIVE
                                                                   ALLOCATION
                                                                      FUND

                                                  PERIOD ENDED                       YEAR
                                                    03/31/05                        ENDED
                                                   (UNAUDITED)                      9/30/04
------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
   OPERATIONS:
      Net investment income ..................    $   211,940                   $     78,305
      Net realized gain (loss)
         on investments ......................         84,175                       (125,245)
      Net increase in unrealized
         appreciation on investments .........        332,910                        938,645
------------------------------------------------------------------------------------------------
      Net increase from operations ...........        629,025                        891,705
------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ..................       (228,180)                       (74,201)
------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ......................       (228,180)                       (74,201)
------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ........        400,845                        817,504
------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ...........        481,289                      1,292,830
      Value of distributions reinvested ......        228,178                         74,200
      Cost of shares redeemed ................       (383,728)                    (1,118,704)
------------------------------------------------------------------------------------------------
      Net increase from
         share transactions ..................        325,739                        248,326
------------------------------------------------------------------------------------------------
      TOTAL INCREASE IN NET ASSETS ...........        726,584                      1,065,830
------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of year .........................      8,113,162                      7,047,332
------------------------------------------------------------------------------------------------
   End of year ...............................     $8,839,746                     $8,113,162
================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF YEAR .......................        $10,035                        $26,275

CHANGES IN FUND SHARES

Shares sold by subscription ..................         45,589                        129,349
Shares issued for distributions
   reinvested ................................         21,385                          7,705
Shares redeemed ..............................        (36,819)                      (111,786)
------------------------------------------------------------------------------------------------
Net increase in fund shares ..................         30,155                         25,268
================================================================================================

See Notes to Financial Statements.

Notes To Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 21% in income funds.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair value". These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occuring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a porfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the

Notes To Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

At March 31, 2005, information on the tax cost of investments is as follows:


                                                                                                     NET TAX UNREALIZED
                                           COST OF            GROSS TAX           GROSS TAX             APPRECIATION/
                                         INVESTMENTS         UNREALIZED          UNREALIZED           (DEPRECIATION) ON
                                      FOR TAX PURPOSES      APPRECIATION        DEPRECIATION             INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund          $1,483,504             $47,285          $  (27,296)              $  19,989
GE Moderate Allocation Fund               8,965,558                   0            (501,201)               (501,201)
GE Aggressive Allocation Fund             9,272,670                   0            (471,781)               (471,781)



As of September 30, 2004, the following Funds have capital loss carryovers as indicated at right. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.


FUND                                          AMOUNT            EXPIRES
------------------------------------------------------------------------
GE Conservative Allocation Fund          $   149,813           09/30/10
                                           1,019,232           09/30/11
                                              50,646           09/30/12

------------------------------------------------------------------------
GE Moderate Allocation Fund                   53,383           09/30/10
                                             442,772           09/30/11
                                             405,980           09/30/12

------------------------------------------------------------------------
GE Aggressive Allocation Fund                  1,767           09/30/09
                                             846,122           09/30/10
                                             588,067           09/30/11
                                             458,425           09/30/12

Notes To Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2003 as follows:

POST-OCTOBER LOSS                      CAPITAL         CURRENCY
----------------------------------------------------------------
GE Conservative Allocation Fund        $32,978           $ --
GE Moderate Allocation Fund             28,220             --
GE Aggressive Allocation Fund           41,893             --

The tax composition of distributions paid during the year ended September 30, 2004, and September 30, 2003 were as follows:



                                            YEAR ENDED SEPTEMBER 30, 2004
                                    -------------------------------------------
                                      ORDINARY                   LONG-TERM
                                       INCOME                   CAPITAL GAINS
-------------------------------------------------------------------------------
GE Conservative Allocation Fund       $ 20,920                    $ --
GE Moderate Allocation Fund            123,802                      --
GE Aggressive Allocation Fund           74,201                      --



                                           YEAR ENDED SEPTEMBER 30, 2003
                                     -----------------------------------------
                                     ORDINARY                    LONG-TERM
                                      INCOME                    CAPITAL GAINS
------------------------------------------------------------------------------
GE Conservative Allocation Fund      $181,010                      $ --
GE Moderate Allocation Fund           201,954                        --
GE Aggressive Allocation Fund         273,392                        --


DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Income and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

TRANSFER AGENT CONVERSION EXPENSES On September 18, 2004, the Funds changed its Transfer Agent from Boston Financial Data Services (BFDS) to PFPC Inc. (PFPC). PFPC has agreed to pay for certain conversion expenses incurred by GEAM for the entire GEAM Mutual Fund Complex. For the six-month period ended March 31, 2005, PFPC paid $36 of those conversion expenses related to the Funds.


3.   FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.

ADVISORY AND ADMINISTRATION AGREEMENT RENEWAL   The Board of Trustees, including
the independent trustees, of the GE LifeStyle Funds unanimously approved the continuance of the investment advisory agreement between each Fund and GE Asset Management Incorporated ("GEAM") at a meeting held on December 3, 2004.

In considering whether to approve the investment advisory agreements, the Board (including the independent trustees) considered and discussed a substantial amount of information and analysis prepared by GEAM at the Board's request. The Board also considered detailed information regarding performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. The Board reviewed the fees charged by GEAM for investment

Notes To Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


products other than mutual funds that employ the same investment strategies as the Funds. Before approving the advisory agreements, the independent trustees reviewed the proposed continuance of each agreement with management of GEAM and with experienced legal counsel who is independent of GEAM and the Funds. That legal counsel prepared a memorandum discussing the legal standards for the consideration of the proposed continuances. The independent trustees also discussed the proposed continuances in a private session with their independent legal counsel at which no representatives of GEAM were present. In reaching their determinations relating to continuance of the agreements with respect to each Fund, the trustees considered all factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed the services provided by GEAM, and the independent trustees concurred that GEAM provides high quality advisory and administrative services because of the level of asset allocation expertise and the resources, analysis and other services, such as performance, risk and style consistency monitoring, provided to the Funds. The independent trustees specifically noted that these services were in addition to the services provided by GEAM to the underlying funds in which the Funds invest. They also considered the favorable attributes of GEAM, including an investment philosophy oriented toward long-term performance, the process used for compliance activities, and the quality of the investment professionals employed by GEAM. The Board noted that the Funds represent only a small portion of the assets managed by GEAM, but the Funds benefit from a full array of services and resources provided by GEAM.

INVESTMENT PERFORMANCE

The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings. The Board also reviewed detailed comparisons of the performance of the Funds with relevant securities indexes and various peer groups of mutual funds prepared by Lipper with respect to various periods. GEAM discussed in detail its investment process, focusing on the relevant Fund's investment objective, the number and experience of portfolio management personnel, the investment style and approach employed, the likely market cycles for the investment style, and, in some instances, recent relative underperformance in light of GEAM's commitment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board and the independent trustees concluded that each Fund's performance was acceptable over the relevant periods, particularly from a longer-term perspective, which the Board believes is most relevant.

COSTS OF SERVICES PROVIDED AND PROFITABILITY

At the request of the independent trustees, GEAM provided information concerning the profitability of GEAM's investment advisory and investment company activities and its financial condition for various past periods. The trustees considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for each Fund. The trustees reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. GEAM stated its belief that the methods of allocation used were reasonable and consistent across its business. The trustees also noted the unitary fee structure and that various operating expenses paid by GEAM affect the profitability of these Funds to GEAM.

The trustees also examined the fee and expense ratios for the Funds and observed that GEAM's figures were mostly at or below the applicable peer group. The trustees noted the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM.

The trustees recognized that GEAM should be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that GEAM's level of profitability from its relationship with each Fund was not unreasonable or excessive.

Notes To Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


ECONOMIES OF SCALE

The Board considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The independent trustees did not disagree with GEAM's assertion that the comparatively lower fees it has charged to the Funds since inception (and the expenses it absorbed or subsidized) means that GEAM is already sharing the low-fee benefits of larger asset sizes compared to having charged higher fees on lower asset levels for the Funds when newer. They also did not disagree with GEAM's assertion that, due to the unitary nature of GEAM's fee structure, which means that it includes many of the operating expenses of each Fund, GEAM is sharing benefits it derives from larger asset sizes, because it is not passing along these operating expenses that are typically borne by mutual funds. The Board recognized the benefits to the Funds of GEAM's past investment in the Funds' operations (through those lower fees and through subsidies of operating expenses) and that GEAM has not yet fully recouped that investment. The Board considered the potential institution of breakpoints but concluded, in light of these unrecouped investments, that GEAM had already appropriately shared the economies of scale.

FALL-OUT FINANCIAL BENEFITS

The Board and the independent trustees considered other actual and potential financial benefits to GEAM in concluding that the contractual advisory fees are reasonable for the Funds. The Board noted, however, that the Funds benefit from the vast array of resources available through GEAM and that the Funds represent only a small portion of the assets managed by GEAM.

CONCLUSION

The Board and the independent trustees separately concluded that the renewal of each advisory agreement was in the best interest of the shareholders of each affected Fund.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

OTHER For the period ended March 31, 2005, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.

4.   INVESTMENT TRANSACTIONS

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended March 31, 2005, were as follows:

                                             PURCHASES             SALES
---------------------------------------------------------------------------
GE Conservative Allocation Fund              $185,048            $ 95,007
GE Moderate Allocation Fund                   625,234             473,403
GE Aggressive Allocation Fund                 513,800             153,588


5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company or a retirement plan sponsored by such entities ("GE Affiliates") at March 31, 2005 are:

                                    5% OR GREATER SHAREHOLDERS
                                ----------------------------------
                                                            % OF                % OF FUND HELD
                                NUMBER                   FUND HELD             BY GE AFFILIATES*
--------------------------------------------------------------------------------------------------
GE Conservative
  Allocation Fund                  4                         94%                      94%
GE Moderate
  Allocation Fund                  4                         99%                      99%
GE Aggressive
  Allocation Fund                  3                         97%                      97%


Investment activities of these shareholders could have a material impact on these Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

Notes To Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


6.   OTHER INFORMATION

Due to concentrated investments in the GE U.S. Equity Fund, GE Fixed Income Fund, GE International Equity Fund, and GE Small-Cap Value Equity Fund, the following financial highlights disclosure will provide additional information relevant to the investments.

                                                                     GE U.S. EQUITY FUND CLASS Y
----------------------------------------------------------------------------------------------------------------------------
                                                3/31/05+     9/30/04      9/30/03       9/30/02       9/30/01       9/30/00
----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --          --           --            --            --         11/29/93
Net asset value, beginning of period .........   $26.35      $24.14       $20.26        $24.94        $32.38        $32.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ...........     0.27        0.27         0.22          0.20          0.20          0.23
  Net realized and unrealized
   gains (losses) on investments .............     1.40        2.17         3.91         (4.49)        (5.50)         3.62
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ......................     1.67        2.44         4.13         (4.29)        (5.30)         3.85
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ......................     0.27        0.23         0.25          0.15          0.20          0.23
  Net realized gains .........................       --          --           --          0.24          1.94          3.72
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................     0.27        0.23         0.25          0.39          2.14          3.95
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...............   $27.75      $26.35       $24.14        $20.26        $24.94        $32.38
============================================================================================================================

TOTAL RETURN (A) .............................    6.31%      10.13%       20.47%       (17.58%)      (17.50%)       12.38%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ... $305,524    $346,807     $307,727      $243,957      $288,666      $377,913
  Ratios to average net assets:
   Net investment income (loss)* .............    1.91%       1.02%        0.97%         0.78%         0.68%         0.71%
   Net expenses* .............................    0.53%       0.53%        0.58%         0.62%         0.62%         0.58%
   Gross expenses* ...........................    0.53%       0.53%        0.58%         0.62%         0.63%         0.58%
  Portfolio turnover rate ....................      19%         29%          26%           41%           53%           48%
----------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                GE SMALL-CAP VALUE EQUITY FUND CLASS Y
------------------------------------------------------------------------------------------------------------------------
                                               3/31/05+      9/30/04      9/30/03      9/30/02      9/30/01     9/30/00
------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --           --           --           --           --        9/30/98
Net asset value, beginning of period .........  $15.07       $12.81       $11.59       $13.85       $13.66      $12.18
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ...........    0.09        (0.02)        0.02         0.03         0.09        0.05
  Net realized and unrealized
    gains (losses) on investments ............    1.60         2.28         1.20        (0.12)        0.57        3.09
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ......................    1.69         2.26         1.22        (0.09)        0.66        3.14
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ......................      --           --           --         0.09           --          --
  Net realized gains .........................    2.10           --           --         2.08         0.47        1.66
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................    2.10           --           --         2.17         0.47        1.66
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...............  $14.66       $15.07       $12.81       $11.59       $13.85      $13.66
========================================================================================================================

TOTAL RETURN (A) .............................  11.13%       17.64%       10.53%       (2.71%)       5.06%      28.11%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ... $22,014      $23,144      $19,715       $8,759       $5,892     $10,934
  Ratios to average net assets:
   Net investment income (loss)* .............   1.23%       (0.12%)       0.18%        0.22%        0.65%       0.35%
   Net expenses* .............................   0.95%        0.99%        1.01%        0.90%        0.87%       0.83%
   Gross expenses* ...........................   0.95%        1.00%        1.01%        0.94%        0.91%       0.83%
  Portfolio turnover rate ....................     24%          93%         122%         138%         146%        219%
------------------------------------------------------------------------------------------------------------------------

                                                                GE INTERNATIONAL EQUITY FUND CLASS Y
----------------------------------------------------------------------------------------------------------------------
                                                3/31/05+      9/30/04     9/30/03    9/30/02     9/30/01      9/30/00
----------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --           --          --         --          --         3/2/94
Net asset value, beginning of period ..........  $12.85       $10.68       $9.53     $12.02      $19.42       $18.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ............    0.03         0.12        0.09       0.09        0.16         0.16
  Net realized and unrealized
   gains (losses) on investments ..............    1.72         2.14        1.16      (2.46)      (5.72)        1.81
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .......................    1.75         2.26        1.25      (2.37)      (5.56)        1.97
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .......................    0.11         0.09        0.10       0.12          --           --
  Net realized gains ..........................      --           --          --         --        1.84         0.99
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...........................    0.11         0.09        0.10       0.12        1.84         0.99
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ................  $14.49       $12.85      $10.68      $9.53      $12.02       $19.42
======================================================================================================================

TOTAL RETURN (A) ..............................  13.66%       21.22%      13.19%    (20.05%)    (31.22%)      10.77%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .... $65,256      $46,942     $37,413    $24,997     $31,781      $38,241
  Ratios to average net assets:
   Net investment income (loss)* ..............   0.36%        0.95%       0.91%      0.75%       1.03%        0.75%
   Net expenses* ..............................   1.18%        1.33%       1.25%      1.10%       1.09%        1.08%
   Gross expenses* ............................   1.18%        1.33%       1.26%      1.14%       1.09%        1.08%
  Portfolio turnover rate .....................     36%          31%         68%        53%         68%          76%
----------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                  GE FIXED INCOME FUND CLASS Y
-------------------------------------------------------------------------------------------------------------------
                                           3/31/05+      9/30/04        9/30/03     9/30/02    9/30/01     9/30/00
-------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                --           --             --          --         --       11/29/93
Net asset value, beginning of period        $12.55       $12.77         $12.75      $12.40     $11.71      $11.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                   0.24         0.44           0.44        0.59       0.70        0.74
  Net realized and unrealized
   gains (losses) on investments             (0.22)       (0.04)          0.15        0.35       0.72       (0.05)
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                       0.02         0.40           0.59        0.94       1.42        0.69
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                       0.23         0.45           0.47        0.59       0.73        0.74
  Net realized gains                          0.23         0.17           0.10          --         --          --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           0.46         0.62           0.57        0.59       0.73        0.74
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $12.11       $12.55         $12.77      $12.75     $12.40      $11.71
===================================================================================================================

TOTAL RETURN (A)                             0.12%        3.24%          4.75%       7.81%     12.49%       6.11%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                          $84,675      $94,622       $110,539     $86,653    $78,626     $59,259
  Ratios to average net assets:
   Net investment income*                    3.81%        3.55%          3.45%       4.75%      5.77%       6.34%
   Net expenses*                             0.55%        0.53%          0.53%       0.55%      0.55%       0.55%
   Gross expenses*                           0.56%        0.54%          0.53%       0.57%      0.56%       0.55%
  Portfolio turnover rate                     158%         363%           381%        308%       270%        219%
-------------------------------------------------------------------------------------------------------------------


NOTES TO OTHER INFORMATION
--------------------------------------------------------------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(B) NET INVESTMENT INCOME PER SHARE IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
*    ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
+    UNAUDITED.

Additional Information  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    55

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Executive Vice President - Chief
Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    49

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.


--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    58

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE  49

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee and Executive Vice President of GE
Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information  (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    37

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Institutional Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    44

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - Vice President - one year; Secretary - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Senior Vice President and General
Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE Institutional Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   39

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

Additional Information  (unaudited)
--------------------------------------------------------------------------------



NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   58

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   41

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Funds since 1993 and
GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.


--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   57

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Vice President and Treasurer of
Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   41

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Funds since 1993 and GE
Institutional Funds since 1997; Director of GE Investments Funds, Inc. since
1997.


--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   69

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   41

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES

You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.geassetmanagement.com or on the SEC's website at http://www.sec.gov.

Investment Team
--------------------------------------------------------------------------------

PORTFOLIO MANAGER

GE LIFESTYLE FUNDS
David B. Carlson


PORTFOLIO MANAGERS OF THE UNDERLYING FUNDS

GE INTERNATIONAL EQUITY FUND
Team led by Ralph R. Layman

GE SMALL-CAP VALUE EQUITY FUND
Senior Investment Committee:
Jack Feiler
Martin L. Berman
Steven E. Berman
Dennison Veru
Richard Whitman -
  Palisade Capital Management, L.L.C.

GE U.S. EQUITY FUND
Team led by David B. Carlson

GE FIXED INCOME FUND
Team led by Paul M. Colonna


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated

TRUSTEES
Michael J. Cosgrove
John R. Costantino
Alan M. Lewis
William J. Lucas
Robert P. Quinn

SECRETARY
Matthew J. Simpson

TREASURER
Robert Herlihy

ASSISTANT TREASURER
Christopher M. Isaacs

DISTRIBUTOR
GE Investment Distributors, Inc.
Member NASD and SIPC

CUSTODIAN
State Street Bank & Trust Company



OFFICERS OF THE INVESTMENT ADVISER
John H. Myers, CHIEF EXECUTIVE OFFICER
David B. Carlson, EVP, DOMESTIC EQUITIES
Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
John J. Walker, EVP, CHIEF FINANCIAL OFFICER
Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
Robert A. MacDougall, EVP, FIXED INCOME
Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
Kathryn Karlic, EVP, FIXED INCOME

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                                                                              29

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30


ITEM 2. CODE OF ETHICS.

		Applicable only to an annual filing.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

		Applicable only to an annual filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

		Applicable only to an annual filing.

ITEM 5. Audit Committee of Listed Registrants

         Applicable only to Closed-End Management Investment Companies.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 9. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 10. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 11.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.



                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE LIFESTYLE FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  June 07, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  June 07, 2005

By:   /S/ROBERT HERLIHY
      Robert Herlihy
      TREASURER, GE LIFESTYLE FUNDS

Date:  June 07, 2005

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.